Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt
Long-Term Debt

7.              Long-Term Debt

In July 2011, subject to consummation of our IPO, we, as guarantor, and our wholly owned subsidiary, OLLC, as borrower, entered into a five-year, $500 million senior secured revolving credit facility (the “Credit Agreement”) that matures in July 2016. The Credit Agreement is reserve-based and we are permitted to borrow under our credit facility in an amount up to the borrowing base, which is currently $250 million. Our borrowing base, which is primarily based on the estimated value of our oil, NGL and natural gas properties and our commodity derivative contracts, is subject to redetermination semi-annually by our lenders at their sole discretion. Unanimous approval by the lenders is required for any increase to the borrowing base.

Borrowings under the Credit Agreement are secured by liens on at least 80% of the PV-10 value of our and our subsidiaries’ oil and natural gas properties and all of our equity interests in the OLLC and any future guarantor subsidiaries and all of our and our subsidiaries’ other assets including personal property. Borrowings under the Credit Agreement bear interest, at OLLC’s option, at either (i) the greater of the prime rate as determined by the Administrative Agent, the federal funds effective rate plus 0.50%, and the 30-day adjusted LIBOR plus 1.0%, all of which is subject to a margin that varies from 0.75% to 1.75% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letter of credit exposure to the borrowing base then in effect), or (ii) the applicable reserve-adjusted LIBOR plus a margin that varies from 1.75% to 2.75% per annum according to the borrowing base usage. The unused portion of the borrowing base is subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

The Credit Agreement requires us to maintain a leverage ratio of Total Debt to EBITDAX (as each term is defined in the Credit Agreement) of not more than 4.0 to 1.0, and a ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0.

Additionally, the Credit Agreement contains various covenants and restrictive provisions which limit our, OLLC’s and any of our subsidiaries’ ability to incur additional debt, guarantees or liens; consolidate, merge or transfer all or substantially all of our assets; make certain investments, acquisitions or other restricted payments; modify certain material agreements; engage in certain types of transactions with affiliates; dispose of assets; incur commodity hedges exceeding a certain percentage of our production; and prepay certain indebtedness. We were in compliance with our covenants as of December 31, 2011.

As of December 31, 2011, we had approximately $155.8 million of outstanding debt and accrued interest was approximately $0.5 million. Interest expense for the period from November 16 to December 31, 2011 was approximately $0.6 million. As of December 31, 2011, the interest rate on our Credit Agreement was an average of 2.86%.

As of December 31, 2010, LRR A had a $45 million credit facility and its availability under the credit facility was restricted to the borrowing base of $31.5 million. The borrowing base is subject to review and adjustment on a semiannual basis and other interim adjustments as requested by the lenders or LRR A, as applicable. At the election of LRR A, amounts outstanding under the credit facility bear interest at specified margins over the LIBOR of 2.00% to 2.75% or specified margins over the Alternate Base Rate 1.00% to 1.75%. The Alternate Base Rate is the greatest of the Prime Rate, the Fed Funds Rate plus 1/2 of 1%, or the adjusted LIBOR for a one-month Interest Period plus 1%. Such margins will fluctuate based on the utilization of the facility. As of December 31, 2010, the interest rate on LRR A’s revolving line of credit, taking into account the Predecessor’s interest rate swaps, was an average of 5.26%.

Borrowings under the credit facility are collateralized by a perfected, first-priority security interest in substantially all of the oil and natural gas properties owned by LRR A. LRR A is subject to financial covenants with respect to current ratio, interest coverage ratio, and ratio of debt to EBITDAX. EBITDAX is defined as net income plus interest, income taxes, depreciation, depletion, amortization, exploration expenses, and other noncash charges, and minus all noncash income. If a material acquisition (as defined in the credit facility) is made during the quarter, the credit facility provides that the EBITDAX be calculated giving pro forma effect as if such acquisition occurred on the first day of such quarter. In addition, LRR A is subject to covenants limiting restricted payments, transactions with affiliates, incurrence of debt, asset sales, and liens on properties. LRR A was in compliance with all of the financial covenants as of December 31, 2010, with the exception of the current ratio. LRR A obtained a waiver for the current ratio requirement at December 31, 2010.

All amounts drawn under the credit facility are due and payable on November 23, 2014. At December 31, 2010, borrowings under the credit facility were $27.3 million and accrued interest payable was $0.1 million.